Statements of Cash Flows (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
Cash Provided by (Used for) Operating Activities
Net loss for the period	$ (72,321)	$ (6,410)
Prior Period Adjustment
Changes in non-cash working capital items
Accounts payable and Accrued liabilities
Minority Interest
Changes in non-cash working capital items		8,090
Inventory
Accounts Receivable
Deposits and Expenses Paid In Advance	108,730
Accounts Payable and Accrued Liabilities
Other Accounts Payable
Accounts Payable to Related Companies
Reclamation of Mine
Net Cash Provided By (Used In) Operating Activities	108,730	1,680
Investing Activities
Investment in divesture from Related Party
Investment in Oil Well #six		1,680
Cash used in Investing Activities		1,680
(Repayments) Advances to/from Related Party
Loan from Shareholder
Loan from Catalyst
Cash provided by financing activities
Cash (decrease) increase during the year
Cash , Beginning of year	108,730	108,730
Cash, End of year		$ 108,730